Deferred revenue	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2021	December 31, 2020
Beginning Balance	$9,888	$20,156
Additions to deferred revenue	23,618	43,166
Revenue recognized during the year	(21,397)	(53,434)
Ending Balance	$12,109	$9,888